Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-term Debt
Long-term debt

	Due Date	2015	2014	2013
1.35% Senior Notes	2017	$699,643	$699,460	$699,277
3.45% Senior Notes	2025	399,774
4.55% Senior Notes	2045	397,634
4.00% Senior Notes	2042	298,645	298,595	298,545
7.375% Debentures	2027	119,372	119,369	119,366
7.45% Debentures	2097	3,500	3,500	3,500
2.02% to 8.00% Promissory Notes	Through 2029	1,628	1,791	1,685
		$1,920,196	$1,122,715	$1,122,373